Dear Fellow Shareholders:

  Performance Review: During the first quarter of 1999, yields on long term U.S. Government bonds rose over one-half percent as investors became concerned that strong domestic economic growth could spark inflation. Since utility securities are sensitive to interest rate changes, valuations were reduced somewhat. For the first quarter of 1999, your Fund had a total return (market price change plus income and assuming reinvestment of dividends) of -2.6%. This compares favorably with the Standard and Poor's Utility Index which had a total return of -9.4% For the two years ending March 31, 1999 the total return for your Fund was 41.9% versus 33.6% for the Standard and Poor's Utility Index.

  The income portion of return came in the form of 3 monthly 6.5 cent per share dividends. The Fund has as its objective current income and is dedicated to the continuity of dividends. The 6.5 cent per month dividend, without compounding, would be 78 cents annualized or a 7.26% common stock dividend yield based on the March 31, 1999 closing market price of $10.75. That yield compares favorably with the quarter end 3.87% yield of the S&P Utility Index.

  Annual Shareholder Meeting: The annual meeting was held April 28, 1999 in Chicago, Illinois. Nathan Partain, the Fund's Chief Investment Officer, gave his insights regarding the current environment for utilities and the investment outlook. His comments from the annual meeting follow:

    "I would like to take a few moments to talk about the strategic positioning that is currently underway within the electric, gas and telephone service utility industries. The utility landscape continues to change to a more competitive environment, and for many companies the strategic question revolves around what type of company they want to be in this new utility world.

    In the electric industry, fundamentals remain strong and the cash flow being generated is the strongest it has been in decades. Companies are trying to decide what their core businesses will be in the future. For example, many companies are trying to decide whether to be in the generation business or to exit this business and become only a transmission and distribution company. Additionally, companies are trying to decide whether to return a portion of the strong cash flow to shareholders through stock repurchase programs or redeploy this cash flow into new non-regulated ventures. Your investment management team for the most part prefers the former strategy.

    The divestiture of generating assets will require investors to look at and analyze the electric industry differently. Once upon a time, it was quite simple to analyze the value of generating assets. One could derive this value by looking at the revenues, income and cash flow earned from regulated rates. The regulated rates were derived from the historical costs of those assets.

    Today, the value of generating assets will depend on things like the hourly electric supply and demand, the incremental cost of electric production, and the volatility and duration in power pricing. Assessing value requires more information, different information and new assumptions about plant operations and market conditions that are more difficult to forecast. It's a lot like doing the old high school geometry and finding the appropriate shaded area under the curves.

    Another option being pursued by electric and gas companies is a convergence/consolidation strategy. We expect continued merger and acquisition activity as companies jockey for competitive position. The current convergence events are between gas and electric companies, and the consolidation events are among electric companies. The strategy behind the gas and electric company combination is to try to put together a "one-stop-shopping" energy provider. Within the Fund, we own Duke Energy, Reliant Energy, Nipsco Industries and CMS Energy, all of which have had major gas acquisitions over the last several years. We believe that these transactions have enhanced the gas companies products and markets while improving the earnings prospects for the combined companies.

    We also are seeing electric to electric combinations. The strategy behind this type of combination is expansion of customer base in order to spread fixed costs. To date, we have been less than enamored with these types of transactions due to the length of time it takes to get regulatory approval and the propensity of the regulators to siphon off the synergy savings associated with these combinations to customers and not shareholders.

    Within the telephone industry we also see the convergence of local, long distance and wireless services. Currently Bell Atlantic and GTE, and SBC Communications and Ameritech are trying to complete merger combinations. Our two largest equity holdings within the Fund are SBC and Bell Atlantic.

    There has been much recent press about the Federal Communications Commission's concerns with respect to the SBC/Ameritech and Bell Atlantic/GTE combinations. As a result, investors are anxious about the conditions that the FCC may impose on the companies to get the mergers approved and a potential delay in the approvals. We believe that most of this is political noise and that the mergers will be approved without significantly onerous conditions.

    The Fund continues to focus its domestic telecommunications holdings in the regional Bell operating companies. We believe that owning the last mile to the customer is the most attractive asset to own in the telecom industry. This point was validated somewhat by the high price AT&T paid for TCI, the nation's largest cable provider, in order to get access to the customers at the end of that last mile.

    We have also invested in equity real estate investment trusts (REITs) due to their attractive values, earnings fundamentals, and dividend yield. As of March 31, 1999, equity REITs yielded 7.96%. Based on historically low payout ratios as a percentage of earnings, we find the dividend yields to be high, secure, and compelling. The underlying health of the real estate market is on firm ground, supporting higher rents that drive the increases in earnings and dividends that equity REITs are providing.

    Although our REITs in 1998 did not match their superior performances of 1996 and 1997, the income from these investments did aid the Fund in meeting its primary objective to our shareholders. What is particularly interesting about REITs is that in March, it appeared that some nontraditional REIT investors started to find value in this sector. This was driven by well-publicized stories such as an investment by Warren Buffett in a retail REIT and a few management led leveraged buy-outs, supporting our view that the values in equity REITs and their yields are quite attractive.

    Globalization continues to be a key strategy within the utility industry. Companies are seeking new markets for growth and synergies from business combinations. Whether the trend is domestic utility companies going overseas or foreign utilities making investments within the United States, we believe that globalization will continue to be a major strategic initiative within this industry.

    Your Fund management team recognized this trend several years ago and has slowly and prudently increased our foreign exposure. At the end of 1998, roughly 11.6% of the equity portfolio was invested in foreign utility equities. The level of investment was down compared to the end of 1997 because we took the opportunity in mid-1998 to recognize several long-term gains in our foreign holdings and brought the gains back to the United States to invest in domestic utilities.

    Your Fund remains a cautious international investor. We do not have any investments in third world developing nations, Eastern Europe or Asia. Our investments continue to be primarily concentrated in Western Europe, Australia and New Zealand. Our international holdings continue to have comparable yields to our U.S. domestic holdings but have better earnings and dividend growth prospects.

    In closing, I want to reiterate that your Fund management team recognizes that the utility industry landscape is changing. We view these changes in a positive light and look for new investment opportunities for your Fund. However, your Fund investment management team remains confident that the landscape is not changing so fast that it will not be able to meet the primary objectives of the Fund which are current income and growth in current income."

                                     * * *

  Other business at the annual meeting included tabulating the shareholder vote for nominees to four board of directors seats. Three directors were elected to serve until the annual meeting of shareholders in 2002: Wallace B. Behnke, Gordon B. Davidson, and Claire V. Hansen. A fourth director, Calvin J. Pedersen, was elected to serve until the annual meeting of shareholders in 2000 (to complete the unexpired term of the late Robert J. Day). Additionally, the shareholders ratified the selection of Arthur Andersen LLP as independent public accountants for the Fund.

  Board of Directors Meeting: A regular meeting of the Board of Directors was held following the annual meeting. At that meeting, the Board declared the following monthly dividends:

           Dividends Per Share             Record Date                     Payable Date
           -------------------             -----------                     ------------
                6.5 cents                    5/28/99                         6/10/99
                6.5 cent                     6/30/99                         7/12/99
                6.5 cent                     7/30/99                         8/10/99

  Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available to all registered shareholders. Those shareholders whose shares are held for them by a brokerage house or nominee in "street-name" may not participate in the Fund's automatic dividend reinvestment plan. For those shareholders in "street-name" desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

  As an added service, the Fund offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. This service is offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York.

  Visit us on the Web--You can obtain the most recent shareholder financial report and dividend information at our web site http://www.duffutility.com.

  We appreciate your interest in Duff & Phelps Utilities Income Inc., and we will continue to do our best to be of service to you.

/s/ Claire V. Hansen                      /s/ Calvin J. Pedersen
Claire V. Hansen, CFA                     Calvin J. Pedersen, CFA
Chairman                                  Director, President and Chief
                                          Executive Officer

                      DUFF & PHELPS UTILITIES INCOME INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                                 March 31, 1999
COMMON STOCKS--74.4%

                                                                      Market
                                                                      Value
 Shares      Company                                                 (Note 1)
 ------      -------                                              --------------
             [_] ELECTRIC--35.8%
   1,318,600 BEC Energy.........................................  $   48,458,550
   1,017,900 Carolina Power & Light Co..........................      38,489,344
   1,352,700 CMS Energy Corp....................................      54,192,544
     450,000 Consolidated Edison Inc............................      20,390,625
   1,265,000 DQE Incorporated...................................      48,544,375
   1,000,000 Duke Energy Corp...................................      54,625,000
   2,058,400 Edison International...............................      45,799,400
     400,000 Electricidade DePortugal ADR.......................      15,825,000
   1,593,400 Endesa S.A.........................................      39,635,825
   1,005,000 Entergy Corp.......................................      27,637,500
   2,000,000 FirstEnergy Corp...................................      55,875,000
   1,200,100 FPL Group Inc......................................      63,905,325
     686,500 National Power PLC ADR.............................      21,710,562
   1,122,800 New Century Energies Inc...........................      38,245,375
   2,256,600 NIPSCO Industries Inc..............................      60,928,200
   1,000,000 Pacificorp.........................................      17,250,000
   1,120,000 Pinnacle West Capital Corp.........................      40,740,000
     302,000 Powergen PLC ADR...................................      13,703,250
   1,500,000 Reliant Energy Inc.................................      39,093,750
     300,000 RWE AG ADR.........................................      13,278,930
     350,000 Scottish & Southern Energy (United Kingdom)........       3,177,966
      50,000 Scottish & Southern Energy ADR.....................       4,540,245
     500,000 Scottish Power PLC ADR.............................      17,593,750
   2,000,000 Unicom Corp........................................      73,125,000
                                                                  --------------
                                                                     856,765,516
             [_] GAS--11.8%
     926,000 AGL Resources......................................      16,262,875
     225,000 CMS Energy Corp. Class G...........................       4,696,875
     725,600 Columbia Energy Group..............................      37,912,600
   1,494,800 EL Paso Energy Corp................................      48,861,275
     600,000 Enron Corp.........................................      38,550,000
     798,450 KN Energy..........................................      15,919,097

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 1999

                                                                      Market
                                                                      Value
 Shares      Company                                                 (Note 1)
 ------      -------                                              --------------
     400,000 National Fuel Gas Co...............................  $   15,700,000
     444,700 NICOR Inc..........................................      15,981,406
   1,950,000 Utilicorp United Inc...............................      44,362,500
   1,100,000 Williams Companies Inc.............................      43,450,000
                                                                  --------------
                                                                     281,696,628
             [_] TELECOMUNICATION--18.9%
     600,000 Alltell Corp.......................................      37,425,000
   1,619,000 Bell Atlantic Corp.................................      83,682,062
   1,130,000 BellSouth Corp.....................................      45,270,625
     664,500 Cable and Wireless ADS.............................      24,544,969
     151,500 Cincinnati Bell Inc................................       3,399,281
     500,000 Royal PTT Nederland ADR............................      19,843,750
   1,837,230 SBC Communications Inc.............................      86,579,464
     450,000 Tele-Danmark A/S ADR...............................      22,050,000
     556,250 Telecom Corp. of New Zealand Interim ADR...........      21,693,750
     142,100 Telestra Corp. ADR.................................      14,991,550
   1,200,000 U.S. West Inc......................................      66,075,000
     540,000 Vivendi ADR........................................      26,572,104
                                                                  --------------
                                                                     452,127,555
             [_] NON-UTILITY--7.9%
     125,000 Alexandria Real Estate Equities Inc................       3,304,687
     250,000 Apartment Investment & Management Co...............       9,062,500
     200,000 Avalon Bay Communities Inc.........................       6,325,000
     409,000 Boston Properties Inc..............................      12,934,625
     100,000 Bradley Real Estate Inc............................       1,812,500
     253,800 CBL & Associates Properties Inc....................       5,900,850
     350,000 Centerpoint Properties Corporation.................      10,937,500
     120,000 Chelsea GCA Realty Inc.............................       3,345,000
     150,000 Colonial Properties Trust..........................       3,825,000
     250,000 Cornerstone Properties Inc.........................       3,656,250
      50,000 Crescent Operating Inc.............................         181,250
     430,000 Crescent Real Estate Equities Inc..................       9,245,000
     400,000 Developers Diversified Realty Corp.................       5,725,000
     300,000 Equity Residential Properties Trust................      12,375,000
     200,000 Essex Property Trust Inc...........................       5,225,000

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 1999

                                                                     Market
                                                                     Value
 Shares  Company                                                    (Note 1)
 ------  -------                                                 --------------
 478,100 First Industrial Realty Trust.........................  $   11,444,519
 126,300 Gables Residential Trust..............................       2,786,494
  70,000 General Growth Properties, Inc........................       2,270,625
 100,000 Golf Trust of America Inc.............................       2,237,500
  72,800 Great Lakes REIT Inc..................................       1,055,600
 330,000 Highwoods Properties Inc..............................       7,775,625
 200,000 HRPT Properties Trust.................................       2,700,000
 200,000 Kimco Realty Corp.....................................       7,375,000
 175,000 Macerich Co...........................................       3,970,312
 145,000 Mack-Cali Realty Corp.................................       4,259,375
 290,000 Nationwide Health Properties..........................       5,510,000
   3,819 Omega WorldWide Inc...................................          14,321
     953 Patriot American Hospitality..........................           4,884
 525,100 Reckson Associates Realty Corp........................      10,797,369
 328,416 Reckson Service Industries Inc........................       1,477,872
  81,100 Spieker Properties Inc................................       2,858,775
 205,100 Tower Realty Trust Inc................................       3,884,081
 200,000 Urban Shopping Centers Inc............................       5,737,500
  22,250 Vornado Operating Inc.................................         133,500
 370,000 Vornado Realty Trust..................................      12,765,000
 200,000 Weeks Corp............................................       5,712,500
                                                                 --------------
                                                                    188,626,014
                                                                 --------------
         Total Common Stocks (Cost--$1,713,348,428)............   1,779,215,713
                                                                 --------------

CONVERTIBLE PREFERRED STOCKS--2.8%

         [_] NON-UTILITY--0.0%
      35 Patriot American Hospitality 15% Pfd Series B.........             823
   8,700 Tanger Factory Outlet Centers Inc. Series A...........         178,622
                                                                 --------------
                                                                        179,445
         [_] UTILITY--2.8%
 500,000 NIPSCO Industries Inc. 7.75% 2/19/03..................      25,250,000
 789,100 Texas Utilities Co....................................      42,068,894
                                                                 --------------
                                                                     67,318,894
                                                                 --------------
         Total Convertible Preferred Stocks (Cost--
         $64,794,218)..........................................      67,498,339
                                                                 --------------

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 1998

BONDS 24.8%

                                                    Ratings
                                           --------------------------
                                                             Standard   Market
                                            Duff &             and      Value
  Par Value  Company                        Phelps   Moody's  Poor's   (Note 1)
  ---------  -------                       --------- ------- -------- ----------
             [_] ELECTRIC--13.8%
 $24,920,000 Alabama Power Co.
              9%, due 12/01/24...........  AA-        A1       A+     26,682,940
   3,950,000 Comed Financing II
              8 1/2%, due 1/15/27........  Not Rated  Baa3     BB+     4,278,992
  14,500,000 Commonwealth Edison Co.
              9 3/4%, due 2/15/20........  BBB        Baa2     BBB    15,446,807
   7,500,000 Commonwealth Edison Co.
              9 7/8%, due 6/15/20........  BBB        Baa2     BBB     8,869,665
   8,850,000 Commonwealth Edison Co.
              8 5/8%, due 2/01/22........  BBB        Baa2     BBB     9,471,668
   5,000,000 Commonwealth Edison Co.
              8 3/8%, due 9/15/22........  BBB        Baa2     BBB     5,251,575
  10,000,000 Commonwealth Edison Co.
              8 3/8%, due 2/15/23........  BBB        Baa2     BBB    10,544,920
   6,000,000 Dominion Resources Capital
              Trust
              7.83%, due 12/01/27........  Not Rated  Baal     BBB+    5,969,850
   8,000,000 Duquesne Light Co.
              7.55%, due 6/15/25.........  A-         Baa1     BBB+    7,899,640
   5,000,000 Gulf States Utilities
              8.94%, due 1/01/22.........  Not Rated  Baa3     BBB-    5,289,300
   5,000,000 Illinois Power Co.
              7 1/2%, due 7/15/25........  BBB+       Baal     BBB     4,877,390
   5,000,000 Louisiana Power & Light Co.
              8 3/4%, due 3/01/26........  Not Rated  Baa2     BBB     5,282,880
  15,000,000 New York State Electric &
              Gas Corp.
              9 7/8, due 11/01/20........  Not Rated  A3       BBB+   16,426,515
   4,000,000 New York State Electric &
              Gas Corp.
              8 7/8, due 11/01/21........  Not Rated  A3       BBB+    4,349,300
  14,105,000 Pennsylvania Power & Light
              Co.
              9 1/4%, due 10/01/19.......  Not Rated  A3       A-     14,895,218
  16,850,000 Pennsylvania Power & Light
              Co.
              9 3/8%, due 7/01/21........  Not Rated  A3       A-     18,670,727
  27,580,000 Potomac Electric Power Co.
              9%, due 6/01/21............  A+         A1       A      29,960,319

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 1998

                                                  Ratings
                                         --------------------------
                                                           Standard   Market
                                          Duff &             and       Value
  Par Value  Company                      Phelps   Moody's  Poor's   (Note 1)
  ---------  -------                     --------- ------- -------- -----------
  10,000,000 Public Service Co. of
              Colorado
              8 3/4%, due 3/01/22.....   Not Rated  A3       A-      10,686,010
  17,500,000 Puget Capital Trust
              8.231%, due 6/01/27.....   Not Rated  Baa2     BBB-    18,121,180
   3,000,000 Rochester Gas & Electric
              Corp.
              9 3/8%, due 4/01/21.....   A-         A3       A-       3,291,093
  13,000,000 Southern Co. Capital
              Trust
              8.14%, due 2/15/27......   Not Rated  A3       BBB+    13,973,700
  29,830,000 Texas Utilities Electric
              Co.
              9 3/4%, due 5/01/21.....   A-         A3       BBB+    33,078,994
  10,000,000 Texas Utilities Electric
              Co.
              8 3/4%, due 11/01/23....   A-         A3       BBB+    10,886,440
  12,600,000 Union Electric Co.
              8 3/4%, due 12/01/21....   Not Rated  Aa3      AA-     13,814,111
  12,000,000 UtiliCorp United Inc.
              8%, due 3/01/23.........   BBB        Baa3     BBB     12,145,992
  17,700,000 Virginia Electric & Power
              Co.
              8 1/4%, due 3/01/25.....   A          A2       A       19,173,578
                                                                    -----------
                                                                    329,338,804
             [_] GAS--3.1%
   2,125,000 ANR Pipeline Co.
              9 5/8%, due 11/01/21....   Not Rated  Baa2     BBB+     2,599,168
   8,875,000 Enron Corp.
              9.65%, due 5/15/01......   BBB+       Baa2     BBB+     9,511,462
   5,000,000 KN Energy Inc.
              7 1/4%, due 3/10/28.....   Not Rated  Baa2     BBB-     5,111,190
   7,885,000 Pennzoil Co.
              10 1/8%, due 11/15/09...   BBB-       Bal      BBB      8,537,026
  10,000,000 Phillips Petroleum Co.
              9.18%, due 9/15/21......   Not Rated  A3       A-      10,749,130
   4,500,000 Sonat Inc.
              9 1/2%, due 8/15/99.....   Not Rated  Baa1     BBB+     4,563,014

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 1998

                                                  Ratings
                                         --------------------------
                                                           Standard   Market
                                          Duff &             and       Value
 Par Value  Company                       Phelps   Moody's  Poor's   (Note 1)
 ---------  -------                      --------- ------- -------- -----------
  5,000,000 Southern California Gas
             Co.
             8 3/4%, due 10/01/21.....   AA-        A1       AA-      5,405,550
  6,488,000 Southern Union Co.
             7.60%, due 2/01/24.......   Not Rated  Baa3     BBB+     6,640,552
 10,000,000 TE Products Pipeline Co.
             7.51%, due 1/15/28.......   Not Rated  Baa2     BBB+     9,933,060
  9,000,000 Trans-Canada Pipeline
             9 1/8%, due 4/20/06......   Not Rated  A3       A-      10,049,940
                                                                    -----------
                                                                     73,100,092
            [_] TELECOMMUNICATION--
             7.6%
 44,000,000 AT&T Corp.
             8.35%, due 1/15/25.......   AA-        A1       AA-     48,189,988
 35,428,000 GTE Corp
             9 3/8%, due 12/01/00.....   A-         Baa1     A       37,513,080
  6,000,000 GTE Corp.
             10 1/4%, due 11/01/20....   A-         Baa1     A        6,675,090
 10,000,000 GTE California Inc.
             8.07%, due 4/15/24.......   AA         A2       AA-     10,768,300
  6,625,000 GTE Corp.
             7.90%, due 2/01/27.......   A-         Baa1     A        7,039,308
 11,995,000 Mountain States Telephone
             9 1/2%, due 5/01/00......   Not Rated  A2       A+      12,474,752
 13,750,000 New England Telephone &
             Telegraph
             9%, due 8/01/31..........   AA         Aa2      AA      14,852,090
 10,000,000 New York Telephone Co.
             7 5/8%, due 2/01/23......   A          A2       A+      10,470,000
 20,740,000 New York Telephone Co.
             9 3/8%, due 7/15/31......   A          A2       A+      23,252,402
  4,900,000 Southwestern Bell
             Telephone
             7.20%, due 10/15/26......   AA         Aa3      AA       4,982,967
  5,000,000 US West Communications
             8 7/8%, due 6/01/31......   AA-        A2       A+       5,502,855
                                                                    -----------
                                                                    181,720,832

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 1998

                                                Ratings
                                        -----------------------
                                                       Standard     Market
                                        Duff &           and        Value
 Par Value  Company                     Phelps Moody's  Poor's     (Note 1)
 ---------  -------                     ------ ------- -------- --------------
            [_] NON-UTILITY--0.4%
  8,000,000 Dayton Hudson Corp.
             9 7/8%, due 7/01/20.....    A-      A3      A-         10,605,024
                                                                --------------
                                                                    10,605,024
                                                                --------------
            Total Bonds (Cost--$594,356,113)..................     594,764,752
                                                                --------------

 U.S. TREASURY OBLIGATIONS--3.0%
 66,000,000 U.S. Treasury Bonds
             11 3/4%, due 2/15/01....                               73,837,500
                                                                --------------
            Total U.S. Treasury Obligations (Cost--
            $78,725,547)......................................      73,837,500
                                                                --------------

 U.S. GOVERNMENT AGENCY OBLIGATIONS--0.0%
    722,815 Federal National Mortgage Association
             8%, due 5/01/05..................................         751,304
                                                                --------------
            Total U.S. Government Agency Obligations (Cost--
            $746,984).........................................         751,304
                                                                --------------
 CASH AND OTHER ASSETS LESS LIABILITIES--(5.1%)...............    (122,032,526)
                                                                --------------

 NET ASSETS
  (equivalent to $9.18 per share of common stock based on
  206,370,767 shares of common stock outstanding, authorized
  250,000,000 shares, $.001 par value per share and 5,000
  shares remarketed preferred stock outstanding, authorized
  100,000,000 shares, liquidation preference $100,000 per
  share, $.001 par value per share)...........................  $2,394,035,082
                                                                ==============

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

     The accompanying note is an integral part of this financial statement.

Board of Directors

WALLACE B. BEHNKE

HARRY J. BRUCE

FRANKLIN A. COLE

GORDON B. DAVIDSON

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

CALVIN J. PEDERSEN, CFA

BERYL W. SPRINKEL

Officers

CLAIRE V. HANSEN, CFA
Chairman

CALVIN J. PEDERSEN, CFA
President and Chief Executive  Officer

NATHAN I. PARTAIN, CFA
Executive Vice President and
Chief Investment Officer

T. BROOKS BEITTEL, CFA
Senior Vice President, Secretary and Treasurer

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President

DIANNA P. WENGLER
Assistant Secretary

Duff & Phelps
Utilities Income Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(800) 680-4367
(312) 368-5510

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(502) 588-8400

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
1-800-432-8224

Legal Counsel

Mayer, Brown & Platt
190 South LaSalle Street
Chicago, Illinois 60603

Independent Public Accountants

Arthur Andersen LLP
33 West Monroe Street
Chicago, Illinois 60603

                                                             Duff & Phelps
                                                     Utilities Income Inc.





                                                          First Quarter
                                                          Report

                                                          March 31, 1999
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